Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (22,809)	$ (14,545)	$ (20,018)	$ (35,201)	$ (22,969)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment	311	231	335	279	316
Stock-based compensation	2,581	1,918	2,687	1,475	770
Bad debt expense	191
Excess inventory reserve	2,611
Stock grant in connection with services by a director				175
Forgiveness of notes receivable related to stock option exercise				423
Amortization of discount on convertible notes payable				5,077	3,425
Non-cash interest accrued on convertible notes payable				1,952	1,589
Write off of unamortized discount on conversion of convertible promissory notes				6,955
Common stock issued for research and development agreement				9
Common stock issuable for services	206	233	324	166
Changes in operating assets and liabilities:
Restricted cash					163
Accounts receivable	874	(600)	(793)	(239)	(148)
Grants receivable					47
Inventories	(166)	(2,416)	(2,488)	(3,375)	(560)
Prepaid expenses and other assets	492	195	(127)	(556)	(34)
Accounts payable	(16)	31	197	199	(417)
Accrued expenses	(377)	469	656	749	176
Accrued compensation expenses	(15)	888	707	216	284
Accrued clinical trial expenses	(61)	68	127	(2)	29
Deferred revenue	(135)	184	(278)	531	(98)
Deferred grant revenue	(1,741)	(1,308)	(1,878)	4,075
Net cash used in operating activities	(18,054)	(14,652)	(20,549)	(17,092)	(17,427)
Cash flows from investing activities:
Purchases of property and equipment	(406)	(578)	(762)	(560)	(246)
(Investment) proceeds from money market funds	(1,820)	12,599	18,279	(25,388)	(4,302)
Net cash provided by (used) in investing activities	(2,226)	12,021	17,517	(25,948)	(4,548)
Cash flows from financing activities:
Proceeds from sale of common stock				43,295	2,400
Net proceeds from rights offering	19,483
Proceeds from the exercise of options, warrants and employee stock purchase plan options	816	2,476	2,883	509	109
Repayment of convertible promissory note					(54)
Proceeds from issuance of convertible notes payable					19,519
Payment of employment taxes related to stock option exercises		(124)	(124)
Net cash provided by financing activities	20,299	2,352	2,759	43,804	21,974
Effect of exchange rate changes on cash	19	(72)	(107)	(207)	(82)
Cash:
Net increase (decrease)	38	(351)	(380)	557	(83)
Balance at beginning of period	239	619	619	62	145
Balance at end of period	277	268	$ 239	$ 619	$ 62
Non-cash financing and investing activities:
Fair value of stock options issued for services rendered in connection with rights offering	$ 53